Equity (Narrative) (Details)				6 Months Ended		12 Months Ended
	Dec. 08, 2017 $ / shares shares	Oct. 04, 2017 $ / shares shares	Sep. 18, 2017 $ / shares shares	Jun. 30, 2020 $ / shares shares	Jun. 30, 2019 shares	Dec. 31, 2019 hotel $ / shares shares	Dec. 31, 2018 $ / shares shares	Dec. 31, 2017 shares	Dec. 11, 2017 USD ($)	Dec. 05, 2017 USD ($) $ / shares
Common stock, par value (in dollars per share)				$ 0.01		$ 0.01	$ 0.01			$ 0.01
Authorized amount | $										$ 200,000,000
Shares repurchased (in shares) | shares				0	0	0	0	0
Acquisition of common stock (in shares) | shares						21,000	25,000	20,000
Authorized amount | $									$ 100,000,000
Preferred stock, shares authorized (in shares) | shares				50,000,000		50,000,000	50,000,000
Ownership percentage of operating partnership						15.00%
Majority Owned Properties
Number of hotel properties with joint venture interest | hotel						2
Series A
Percentage of preferred stock shares			8.55%
Liquidation preference (in dollars per share)			$ 25.00
Dividends accrued and unpaid (in dollars per share)			0.4631
Redemption price of preferred stock (in dollars per share)			25.4631
Series D
Percentage of preferred stock shares				8.45%		8.45%
Liquidation preference (in dollars per share)	$ 25.00	$ 25.00	25.00
Dividends accrued and unpaid (in dollars per share)	0.3990	0.5516	0.4577
Redemption price of preferred stock (in dollars per share)	$ 25.3990	$ 25.5516	$ 25.4577			$ 25.00
Preferred stock, shares outstanding (in shares) | shares				2,389,393		2,389,393	2,389,393
Annual dividend rate per share (in dollars per share)						$ 2.1124
Increased dividend rate percentage						9.45%
Redemption of preferred shares (in shares) | shares	5,100,000	379,036	1,600,000
Series F
Percentage of preferred stock shares				7.375%			7.375%
Liquidation preference (in dollars per share)						$ 25.00
Preferred stock, shares outstanding (in shares) | shares				4,800,000		4,800,000	4,800,000
Annual dividend rate per share (in dollars per share)						$ 1.8436
Issuance of stock (in shares) | shares						4,800,000	4,800,000
Conversion ratio to common stock						9.68992
Series G
Percentage of preferred stock shares				7.375%		7.375%
Liquidation preference (in dollars per share)						$ 25.00
Preferred stock, shares outstanding (in shares) | shares				6,200,000		6,200,000	6,200,000
Annual dividend rate per share (in dollars per share)						$ 1.8436
Issuance of stock (in shares) | shares						6,200,000
Conversion ratio to common stock						8.33333
Series H
Percentage of preferred stock shares				7.50%		7.50%	7.50%
Liquidation preference (in dollars per share)						$ 25.00
Preferred stock, shares outstanding (in shares) | shares				3,800,000		3,800,000	3,800,000
Annual dividend rate per share (in dollars per share)						$ 1.8750
Conversion ratio to common stock						8.25083
Series I Preferred Stock
Percentage of preferred stock shares				7.50%		7.50%
Liquidation preference (in dollars per share)						$ 25.00
Preferred stock, shares outstanding (in shares) | shares				5,400,000		5,400,000	5,400,000
Annual dividend rate per share (in dollars per share)						$ 1.8750
Issuance of stock (in shares) | shares						5,400,000
Conversion ratio to common stock						8.06452